CERTAIN TRANSACTIONS (Details 5) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Oct. 14, 2011 Cephalon [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Contingent Consideration, at Fair Value	$ 5	$ 171